UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05723

Name of Fund:  BlackRock Developing Capital Markets Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Developing Capital Markets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 -   Schedule of Investments


BlackRock Developing Capital Markets Fund, Inc.

Consolidated Schedule of Investments as of September 30, 2007 (Unaudited)                                       (in U.S. dollars)

                                                  Shares
                     Industry                       Held   Common Stocks                                                 Value
Africa

South Africa - 6.8%  Commercial Banks - 1.0%     160,836   Nedbank Group Ltd.                                     $     2,918,454

                     Diversified Financial       940,180   FirstRand Ltd.                                               3,015,978
                     Services - 1.0%

                     Food Products - 0.9%         99,858   Tiger Brands Ltd.                                            2,635,852

                     Metals & Mining - 1.1%       22,720   Anglo Platinum Ltd.                                          3,438,357

                     Oil, Gas & Consumable       159,055   Sasol Ltd.                                                   6,833,826
                     Fuels - 2.2%

                     Pharmaceuticals - 0.6%    3,145,065   Enaleni Pharmaceuticals Ltd. (b)                             1,853,449

                                                           Total Common Stocks in Africa - 6.8%                        20,695,916


Europe

Russia - 10.6%       Metals & Mining - 4.2%      156,377   Cherepovets MK Severstal (a)                                 3,291,736
                                                  32,250   Evraz Group SA (a)                                           2,041,425
                                                  20,070   MMC Norilsk Nickel (a)                                       5,459,040
                                                  58,134   Novolipetsk Steel (a)                                        1,959,116
                                                                                                                  ---------------
                                                                                                                       12,751,317

                     Oil, Gas & Consumable        92,746   LUKOIL (a)                                                   7,725,741
                     Fuels - 6.4%                272,695   OAO Gazprom (a)                                             12,023,123
                                                                                                                  ---------------
                                                                                                                       19,748,864

                                                           Total Common Stocks in Russia                               32,500,181


Turkey - 2.2%        Commercial Banks - 1.2%   1,042,000   Turkiye Vakiflar Bankasi T.A.O. Class D                      3,556,785

                     Industrial                1,443,137   Dogan Sirketler Grubu Holdings (b)                           3,156,489
                     Conglomerates - 1.0%

                                                           Total Common Stocks in Turkey                                6,713,274

                                                           Total Common Stocks in Europe - 12.8%                       39,213,455


Latin America

Argentina - 1.0%     Energy Equipment &           55,530   Tenaris SA (a)                                               2,921,989
                     Services - 1.0%

                                                           Total Common Stocks in Argentina                             2,921,989


Brazil - 17.6%       Airlines - 0.1%              13,325   Tam SA (Preference Shares) (a)                                 365,105

                     Beverages - 1.0%             42,943   Cia de Bebidas das Americas (Preference Shares) (a)          3,140,422

                     Building Products - 0.8%     85,343   Duratex SA (Preference Shares)                               2,532,820

                     Commercial Banks - 2.7%     278,144   Banco Bradesco SA (a)                                        8,169,089

                     Electric                    225,791   Cia Energetica de Minas Gerais (a)                           4,816,122
                     Utilities - 1.6%

                     Independent Power           158,657   Cia Energetica de Sao Paulo (Preference Shares) (b)          2,919,531
                     Producers & Energy
                     Traders - 1.0%

                     Metals & Mining - 6.6%      565,402   Companhia Vale do Rio Doce
                                                           (Preference 'A' Shares) (a)                                 16,085,687

                                                  57,505   Usinas Siderurgicas de Minas Gerais SA
                                                           (Preference 'A' Shares)                                      4,015,938
                                                                                                                  ---------------
                                                                                                                       20,101,625

                     Multiline Retail - 1.1%     173,892   Lojas Renner SA                                              3,474,045

                     Oil, Gas & Consumable        77,178   Petroleo Brasileiro SA (a)                                   4,993,417
                     Fuels - 1.6%

                     Real Estate Management      222,390   Agra Empreendimentos Imobiliarios SA (b)                     1,794,407
                     & Development - 1.1%        135,455   Rodobens Negocios Imobiliarios SA                            1,662,705
                                                                                                                  ---------------
                                                                                                                        3,457,112

                                                           Total Common Stocks in Brazil                               53,969,288


Mexico - 4.2%        Construction &              370,688   Empresas ICA Sociedad Controladora, SA de CV (b)             2,235,163
                     Engineering - 0.7%

                     Household                   454,298   Corporacion GEO, SA de CV Series B (b)                       1,993,322
                     Durables - 0.6%

                     Wireless                    136,713   America Movil, SA de CV (a)                                  8,749,632
                     Telecommunication
                     Services - 2.9%

                                                           Total Common Stocks in Mexico                               12,978,117

                                                           Total Common Stocks in Latin America - 22.8%                69,869,394


Middle East

Egypt - 1.0%         Capital Markets - 1.0%      376,900   Egyptian Financial Group-Hermes Holding                      3,062,418

                                                           Total Common Stocks in Egypt                                 3,062,418


Israel - 1.0%        Pharmaceuticals - 1.0%       28,194   Teva Pharmaceutical Industries Ltd. (a)                      1,253,787
                                                  42,058   Teva Pharmaceutical Industries Ltd.                          1,865,290

                                                           Total Common Stocks in Israel                                3,119,077

                                                           Total Common Stocks in the Middle East - 2.0%                6,181,495


North America

Canada - 1.3%        Metals & Mining - 1.3%      652,000   Eldorado Gold Corp. (b)                                      4,024,813

                                                           Total Common Stocks in Canada                                4,024,813


Cayman               Electronic Equipment &    2,730,000   AAC Acoustic Technology Holdings, Inc. (b)                   3,367,791
Islands - 2.2%       Instruments - 1.1%

                     Real Estate Management    1,130,000   Shimao Property Holdings Ltd.                                3,437,743
                     & Development - 1.1%

                                                           Total Common Stocks in the Cayman Islands                    6,805,534


United               Commercial Banks - 0.4%   3,579,627   HSBC Bank                                                    1,306,421
States - 0.4%
                                                           Total Common Stocks in the United States                     1,306,421

                                                           Total Common Stocks in North America - 3.9%                 12,136,768


Pacific Basin/Asia

China - 5.6%         Food Products - 1.1%      2,410,000   China Huiyan Juice Group Ltd. (b)                            3,267,544

                     Insurance - 1.8%            943,000   China Life Insurance Co. Ltd.                                5,416,229

                     Oil, Gas & Consumable     3,564,000   China Petroleum & Chemical Corp.                             4,451,647
                     Fuels - 2.7%              2,013,000   PetroChina Co. Ltd.                                          3,816,850
                                                                                                                  ---------------
                                                                                                                        8,268,497

                                                           Total Common Stocks in China                                16,952,270

Hong Kong - 4.5%     Commercial Banks - 0.8%   3,298,000   CITIC International Financial Holdings Ltd.                  2,638,790

                     Diversified               4,774,000   China Telecom Corp., Ltd.                                    3,598,685
                     Telecommunication
                     Services - 1.2%

                     Wireless                    465,490   China Mobile Ltd.                                            7,622,591
                     Telecommunication
                     Services - 2.5%

                                                           Total Common Stocks in Hong Kong                            13,860,066


India - 3.5%         Commercial Banks - 1.2%     532,220   Bank of India                                                3,698,393

                     Construction &              208,852   Prajay Engineers Syndicate Ltd.                              1,637,901
                     Engineering - 0.5%

                     Electrical                   80,527   Bharat Heavy Electricals Ltd.                                4,116,431
                     Equipment - 1.4%

                     Household                   196,700   DS Kulkarni Developers Ltd.                                  1,254,319
                     Durables - 0.4%

                                                           Total Common Stocks in India                                10,707,044


Indonesia - 2.1%     Commercial Banks - 0.7%   5,390,000   Bank Mandiri Persero Tbk PT                                  2,077,611

                     Oil, Gas & Consumable    10,837,000   Bumi Resources Tbk PT                                        4,236,443
                     Fuels - 1.4%
                                                           Total Common Stocks in Indonesia                             6,314,054


Malaysia - 3.8%      Commercial Banks - 0.9%     926,000   Bumiputra-Commerce Holdings Bhd                              2,907,762

                     Industrial                2,120,300   KNM Group Bhd                                                2,874,772
                     Conglomerates - 2.9%      3,529,000   Malaysian Resources Corp. Bhd (b)                            2,599,498
                                               1,068,000   Sime Darby Bhd                                               3,259,633
                                                                                                                  ---------------
                                                                                                                        8,733,903

                                                           Total Common Stocks in Malaysia                             11,641,665


Philippines - 1.9%   Diversified Financial       276,890   Ayala Corp.                                                  3,380,455
                     Services - 1.1%

                     Real Estate Management    6,315,000   Robinsons Land Corp.                                         2,312,930
                     & Development - 0.8%

                                                           Total Common Stocks in the Philippines                       5,693,385


South Korea - 15.2%  Automobiles - 0.9%           35,980   Hyundai Motor Co.                                            2,905,291

                     Commercial Banks - 4.0%     146,960   Industrial Bank of Korea                                     3,171,394
                                                  86,710   Kookmin Bank                                                 7,219,517
                                                  93,730   Pusan Bank                                                   1,720,568
                                                                                                                  ---------------
                                                                                                                       12,111,479

                     Construction &               16,800   Daelim Industrial Co.                                        3,111,451
                     Engineering - 1.9%           16,490   GS Engineering & Construction Corp.                          2,864,849
                                                                                                                  ---------------
                                                                                                                        5,976,300

                     Industrial                   56,000   LG Corp.                                                     3,854,895
                     Conglomerates - 2.2%          9,520   Orion Corp.                                                  2,886,582
                                                                                                                  ---------------
                                                                                                                        6,741,477

                     Metals & Mining - 2.2%        9,020   POSCO                                                        6,632,933

                     Multiline Retail - 0.9%       6,500   Lotte Shopping Co. Ltd.                                      2,769,886

                     Semiconductors &             15,100   Samsung Electronics Co., Ltd.                                9,486,997
                     Semiconductor
                     Equipment - 3.1%

                                                           Total Common Stocks in South Korea                          46,624,363


Taiwan - 10.4%       Communications            1,377,960   D-Link Corp.                                                 3,420,094
                     Equipment - 1.1%

                     Computers &                   8,806   Lite-On Technology Corp.                                        13,761
                     Peripherals - 1.0%        2,137,000   Mitac International Corp.                                    2,979,424
                                                                                                                  ---------------
                                                                                                                        2,993,185

                     Electronic Equipment &      825,000   HON HAI Precision Industry Co., Ltd.                         6,218,784
                     Instruments - 2.0%

                     Industrial                2,945,800   Far Eastern Textile Co. Ltd.                                 3,958,123
                     Conglomerates - 1.3%

                     Insurance - 0.9%          1,241,000   Cathay Financial Holding Co., Ltd.                           2,935,658

                     Semiconductors &          4,281,786   Advanced Semiconductor Engineering Inc.                      4,697,042
                     Semiconductor               282,100   Taiwan Semiconductor Manufacturing Co., Ltd. (a)             2,854,852
                     Equipment - 4.1%          2,507,000   Taiwan Semiconductor Manufacturing Co., Ltd.                 4,885,712
                                                                                                                  ---------------
                                                                                                                       12,437,606

                                                           Total Common Stocks in Taiwan                               31,963,450


Thailand - 0.8%      Diversified              13,062,600   True Corp. PCL - Foreign (b)                                 2,553,448
                     Telecommunication
                     Services - 0.8%                       Total Common Stocks in Thailand                              2,553,448

                                                           Total Common Stocks in the
                                                           Pacific Basin/Asia - 47.8%                                 146,309,745

                                                           Total Common Stocks
                                                           (Cost - $221,750,915) - 96.1%                              294,406,773


                                                           Warrants
Europe

Ireland - 1.8%       Capital Markets - 1.8%      233,528   Morgan Stanley Asia Products Ltd.
                                                           (Bharti Airtel Ltd.), due 8/01/2010 (c)                      5,522,517

                                                           Total Warrants in Europe - 1.8%                              5,522,517


North America

United States - 0.9% Capital Markets - 0.0%        3,351   Deutsche Bank AG (McDowell Holdings Ltd.),
                                                           due 6/27/2017 (c)                                               19,626

                     Diversified Financial       905,648   Citigroup Global Markets Holdings, Inc.
                     Services - 0.9%                       (Emaar Properties PJSC), due 3/19/2008 (c)                   2,639,294

                                                           Total Warrants in North America - 0.9%                       2,658,920


Pacific Basin/Asia

India - 1.1%         Diversified Financial       160,363   Citigroup Global Markets Holdings, Inc.
                     Services - 1.1%                       (JSW Steel Ltd.), due 1/20/2010 (c)                          3,439,321

                                                           Total Warrants in the Pacific Basin/Asia - 1.1%              3,439,321

                                                           Total Warrants (Cost - $11,331,341) - 3.8%                  11,620,758

                                                           Total Investments (Cost - $233,082,256*) - 99.9%           306,027,531
                                                           Other Assets Less Liabilities - 0.1%                           182,357
                                                                                                                  ---------------
                                                           Net Assets - 100.0%                                    $   306,209,888
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $      233,164,148
                                                 ==================
    Gross unrealized appreciation                $       75,206,677
    Gross unrealized depreciation                       (2,343,294)
                                                 ------------------
    Net unrealized appreciation                  $       72,863,383
                                                 ==================

(a) Depositary receipts.

(b) Non-income producing security.

(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                Net            Interest
    Affiliate                                 Activity          Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series                          -           $    30,684


  o Forward foreign exchange contracts as of September 30, 2007 were as follows:

    Foreign Currency                    Settlement              Unrealized
    Sold                                   Date                Depreciation

    ZAR  20,671,304                    October 2007           $    (19,419)
                                                              -------------
    Total Unrealized Depreciation on Forward Exchange
    Contracts (USD Commitment - $2,978,883)                   $    (19,419)
                                                              =============

  o Currency Abbreviations:
    ZAR   South African Rand



Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Developing Capital Markets Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Developing Capital Markets Fund, Inc.


Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Developing Capital Markets Fund, Inc.


Date: November 20, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Developing Capital Markets Fund, Inc.


Date: November 20, 2007